AS FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION ON

July 22, 2011

SECURITIES ACT FILE NO. 333-170409

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒

COLUMBIA FUNDS VARIABLE

INSURANCE TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

617-426-3750

(Registrant’s Area Code and Telephone Number)

Scott R. Plummer, Esq.

Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and Address of Agent for Service)

With a copy to:

Brian D. McCabe, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

There have been no changes to the proxy statement/prospectus or statement of additional information as filed by the Registrant pursuant to Rule 497 (File No. 333-170409) with the Commission on December 29, 2010 (Accession No. 0001193125-10-290058).

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

PART C. OTHER INFORMATION

Item 15. Indemnification

Article V, Section 5.3 of the Registrant’s Amended and Restated Declaration of Trust (“Article Five”) provides for the indemnification of the Registrant’s trustees, officers and employees (including persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) (“Covered Persons”) under specified circumstances.

Section 17(h) of the 1940 Act provides that neither the declaration of trust, nor any other instrument pursuant to which Registrant is organized or administered, shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. In accordance with Section 17(h) of the 1940 Act, Article Five shall not protect any person against any liability to Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. To the extent required under the 1940 Act, (i) Article Five does not protect any person against any liability to Registrant or to its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; (ii) in the absence of a final decision on the merits by a court or other body before whom a proceeding was brought that a Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office, no indemnification is permitted under Article Five unless a determination that such person was not so liable is made on behalf of Registrant by (a) the vote of a majority of the trustees who are neither “interested persons” of Registrant, as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceeding (“disinterested, non-party trustees”), or (b) an independent legal counsel as expressed in a written opinion; and (iii) Registrant will not advance attorneys’ fees or other expenses incurred by a Covered Person in connection with a civil or criminal action, suit or proceeding unless Registrant receives an undertaking by or on behalf of the Covered Person to repay the advance (unless it is ultimately determined that he is entitled to indemnification).

Any approval of indemnification pursuant to Article Five does not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with Article Five as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person’s action was in, or not opposed to, the best interests of Registrant or to have been liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Article Five also provides that its indemnification provisions are not exclusive.

Indemnification by the Registrant of its administrators, distributor, custodian and transfer agent is provided for in the Registrant’s agreements with such service providers.

Item 16. Exhibits

All references to the “Registration Statement” in the following list of Exhibits refer to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-40265; 811-08481), unless otherwise noted.

(1)	(a) Second Amended and Restated Declaration of Trust dated March 2, 2011, incorporated by reference to Post-Effective Amendment No. 31, to the Registration Statement, filed April 29, 2011.

(1)	(b) Certification of Amendment of Certificate of Trust dated April 24, 2006, incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement, filed May 14, 2006.

(2)	Amended and Restated Bylaws dated March 2, 2011, incorporated by reference to Post-Effective Amendment No. 31, filed April 29, 2011.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith.

(5)	Article VI and IX of Registrant’s Amended and Restated Declaration of Trust dated March 2, 2011 define the rights of holders of securities being registered.

(6)	(a) Investment Management Services Agreement between Columbia Management Investment Advisers, LLC (“CMIA”) and the Registrant, dated May 1, 2010, incorporated by reference to Post-Effective Amendment No. 31, filed April 29, 2011.

(6)	(b) Investment Sub-Advisory Agreement among CMIA, Marsico Capital Management, LLC (“Marsico”) and the Registrant, dated May 1, 2010, incorporated by reference to Post-Effective Amendment No. 31, filed April 29, 2011.

(7)	Distribution Agreement between the Registrant and Columbia Management Investment Distributors, Inc. (“CMID”) dated September 7, 2010, incorporated by reference to Post-Effective Amendment No. 31 filed April 29, 2011.

(8)	Form of Deferred Compensation Plan, incorporated by reference to Post-Effective Amendment No. 28, filed February 19, 2010.

(9)	(a) Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (“State Street”) dated June 13, 2005, Appendix A last amended October 2, 2006, incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, filed September 28, 2006.

(9)	(b) Second Amended and Restated Master Global Custody Agreement between the Registrant and JPMorgan Chase Bank, N.A. (“JPMorgan”), incorporated by reference to Post-Effective Amendment No. 31 filed April 29, 2011.

(10)	(a) Distribution Plan relating to Class B Shares, Exhibit A current as of October 2, 2006, incorporated by reference to Post-Effective Amendment No. 24 filed April 27, 2007.

(10)	(b) Rule 18f-3 Multi-Class Plan, approved August 16, 2006, last amended October 2, 2006, incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, filed September 28, 2006.

(11)	Opinion and consent of counsel as to the legality of the securities being registered, incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-170409), filed on November 5, 2010.

(12)	Opinion and consent of counsel regarding certain tax matters, filed herewith.

(13)	(a) Administrative Services Agreement between the Registrant, the other parties listed on Schedule A and CMIA, dated May 1, 2010, incorporated by reference to Post-Effective Amendment No. 31 filed April 29, 2011.

(13)	(b) Amendment No. 1 to Administrative Services Agreement between CMIA and the Registrant, dated February 29, 2011 is incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of Columbia Funds Series Trust on Form N-1A (File No. 333-89661), filed on June 28, 2011.

(13)	(c) Transfer and Dividend Disbursing Agent Agreement among the Registrant and Columbia Management Investment Services Corp. (“CMIS”), dated September 7, 2010, incorporated by reference to Post-Effective Amendment No. 31 filed April 29, 2011.

(13)	(d)(1) Form of Participation Agreement for the Registrant, incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement, filed April 29, 2011.

(13)	(d)(2) Form of Participation Agreement assumed by the Registrant on behalf of the former registrant Seligman Portfolios, Inc., incorporated by reference to Post-Effective Amendment No. 31 to the Registration Statement, filed April 29, 2011.

(13)	(e)(1) Participation Agreement with Hartford Life Insurance Company (“Hartford”) dated March 13, 1998,

incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement, filed March 7, 2000.

(13)	(e)(2) Amendment No. 1 to the Participation Agreement with Hartford dated May 1, 2002, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)	(e)(3) Amendment No. 2 to the Participation Agreement with Hartford dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement, filed April 29, 2005.

(13)	(f) Participation Agreement with Anchor National Life Insurance Company dated December 1, 2000, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)	(g)(1) Participation Agreement among the Registrant, Transamerica Life Insurance Company (“Transamerica”), Stephens Inc. and AFSG Securities Corporation dated May 1, 2001, incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed April 30, 2001.

(13)	(g)(2) Amendment No. 1 to the Participation Agreement with Transamerica dated May 1, 2002, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)	(g)(3) Amendment No. 2 to the Participation Agreement with Transamerica dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)	(g)(4) Amendment No. 3 to the Participation Agreement with Transamerica dated May 1, 2004, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)	(h) Participation Agreement with GE Life and Annuity Assurance Company dated May 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)	(i) Participation Agreement with First SunAmerica Life Insurance Company dated January 1, 2003, incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement, filed April 30, 2004.

(13)	(j) Participation Agreement with Sun Life Assurance Company of Canada and Sun Life Insurance and Annuity Company of New York, dated March 22, 2005, incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, filed December 22, 2005.

(13)	(k) Amended and Restated Fee Waiver and Expense Cap Agreement between CMIA, CMID, CMIS and the Registrant, dated May 2, 2011 is incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of Columbia Funds Series Trust on Form N-1A (File No. 333-89661), filed on June 28, 2011.

(13)	(l) Form of Mutual Fund Sales Agreement, incorporated by reference to Post-Effective Amendment No. 20 to the Registration Statement, filed April 28, 2006.

(13)	(m) Financial Reporting Services Agreement among the Registrant, the other parties listed on Schedule A, Columbia Management Advisors, LLC (“CMA”) and State Street, dated December 15, 2006, with Schedule A dated May 5, 2008, incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of Columbia Funds Series Trust I, File Nos. 2-99356 and 811-04367, filed on July 29, 2008.

(13)	(n) Accounting Services Agreement among the Registrant, the other parties listed on Schedule A, CMA and State Street, dated December 15, 2006, with Schedule A dated May 5, 2008, incorporated by reference to Post-Effective Amendment No. 75 to the Registration Statement of Columbia Funds Series Trust I, File Nos. 2-99356 and 811-04367, filed on July 29, 2008.

(13)	(o)(i) Committed Line of Credit Agreement among the Registrant, the other parties listed on Schedule 2, the lending institutions listed on the signature pages and State Street, incorporated by reference to Post-Effective Amendment No. 25, filed February 29, 2008.

(13)	(o)(ii) Notice and Acknowledgement to Committed Line of Credit Agreement regarding conversion of Columbia Funds Master Investment Trust, LLC (formerly, Columbia Funds Master Investment Trust) to a Delaware limited liability company, dated March 30, 2007, to be filed by amendment to the Registration Statement.

(13)	(o)(iii) Amendment Agreement No. 1 and Instrument of Adherence, dated October 18, 2007, incorporated by reference to Post-Effective Amendment No. 25, filed February 29, 2008.

(13)	(o)(iv) Amendment Agreement No. 2 to Committed Credit Agreement, dated as of February 28, 2008, incorporated by reference to Post-Effective Amendment No. 26, filed April 29, 2008.

(13)	(o)(v) Amendment Agreement No. 3 to Committed Credit Agreement, dated as of March 31, 2008, incorporated by reference to Post-Effective Amendment No. 26, filed April 29, 2008.

(13)	(o)(vi) Amendment Agreement No. 4 to Committed Credit Agreement, dated October 16, 2008, incorporated by reference to Post-Effective Amendment No. 27, filed April 30, 2009.

(13)	(o)(vii) Amendment No. 5 to Committed Credit Agreement, dated June 1, 2009, incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Columbia Funds Series Trust II, File Nos. 333-132211 and 811-21862, filed February 26, 2010.

(13)

(o)(viii) Amendment No. 6 to Committed Credit Agreement, dated October 15, 2009, incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement of Columbia Funds Series Trust II, File Nos. 333-132211 and

811-21862, filed February 26, 2010.

(13)	(o)(ix) Amendment No. 7 to Committed Credit Agreement, dated as of October 14, 2010, by and among the Registrant, Columbia Funds Series Trust I, Columbia Funds Master Investment Trust, LLC, Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust I, each on behalf of its respective series listed on Schedule 2 attached thereto and State Street, individually, as operations agent and as administrative agent, is incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of Columbia Funds Series Trust on Form N-1A (File No. 333-89661), filed on June 28, 2011.

(13)	(p)(i) Columbia Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of Columbia Funds Series Trust on Form N-1A (File No. 333-89661), filed on June 28, 2011.

(13)	(p)(ii) Code of Ethics of CMIA and CMID, dated May 1, 2010, incorporated by reference to Post-Effective Amendment No. 94 to the Registration Statement of Columbia Funds Series Trust on Form N-1A (File No. 333-89661), filed on June 28, 2011.

(13)	(p)(iii) Marsico Code of Ethics, incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement, filed on April 27, 2007.

(14)	(a) Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP), incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-170409), filed on November 5, 2010.

(14)	(b) Consent of Independent Registered Public Accounting Firm (PricewaterhouseCoopers LLP), incorporated by reference to the Registration Statement of the Registrant on Form N-14 (File No. 333-170409), filed on November 5, 2010.

(15)	Not applicable.

(16)	Trustees Power of Attorney, to sign amendments to this Registration Statement, filed herewith.

(17)	Not applicable.

Item 17.	Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Columbia Funds Variable Insurance Trust I, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 21st day of July, 2011.

COLUMBIA FUNDS VARIABLE INSURANCE TRUST I

By:	/S/ J. KEVIN CONNAUGHTON
Name:	J. Kevin Connaughton
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ J. KEVIN CONNAUGHTON J. Kevin Connaughton	President (Principal Executive Officer)	July 21, 2011

/s/ MICHAEL G. CLARKE Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	July 21, 2011

/S/ JOSEPH F. DIMARIA Joseph F. DiMaria	Chief Accounting Officer (Principal Accounting Officer)	July 21, 2011

/S/ STEPHEN R. LEWIS, JR.* Stephen R. Lewis, Jr.	Chairman of the Board	July 21, 2011

/S/ KATHLEEN A. BLATZ* Kathleen A. Blatz	Trustee	July 21, 2011

/s/ EDWARD J. BOUDREAU, JR.* Edward J. Boudreau, Jr.	Trustee	July 21, 2011

/s/ PAMELA G. CARLTON* Pamela G. Carlton	Trustee	July 21, 2011

/s/ WILLIAM P. CARMICHAEL* William P. Carmichael	Trustee	July 21, 2011

/S/ PATRICIA M. FLYNN* Patricia M. Flynn	Trustee	July 21, 2011

/S/ WILLIAM A. HAWKINS* William A. Hawkins	Trustee	July 21, 2011

/S/ R. GLENN HILLIARD* R. Glenn Hilliard	Trustee	July 21, 2011

/S/ JOHN F. MAHER* John F. Maher	Trustee	July 21, 2011

/S/ JOHN J. NAGORNIAK* John J. Nagorniak	Trustee	July 21, 2011

/S/ CATHERINE JAMES PAGLIA* Catherine James Paglia	Trustee	July 21, 2011

/S/ LEROY C. RICHIE* Leroy C. Richie	Trustee	July 21, 2011

/S/ ANTHONY M. SANTOMERO* Anthony M. Santomero	Trustee	July 21, 2011

/S/ MINOR M. SHAW* Minor M. Shaw	Trustee	July 21, 2011

/S/ ALISON TAUNTON-RIGBY* Alison Taunton-Rigby	Trustee	July 21, 2011

/S/ WILLIAM F. TRUSCOTT* William F. Truscott	Trustee	July 21, 2011

*By:	/S/ RYAN C. LARRENAGA
Ryan C. Larrenaga** Attorney-in-Fact July [—], 2011

**	Executed by Ryan C. Larrenaga behalf of the Trustees pursuant to a Power of Attorney dated June 8, 2011 and filed herewith.

Exhibit Index

Exhibit No.	Description

(4)	Agreement and Plan of Reorganization

(12)	Opinion and consent of counsel regarding certain tax matters

(16)	Trustees Power of Attorney to sign Amendments to this Registration Statement.